INITIAL PUBLIC OFFERING (Details Narrative) - DT Cloud Acquisition Corporation [Member] - $ / shares	Feb. 23, 2024	May 23, 2025	Apr. 23, 2025	Mar. 24, 2025
Subsidiary, Sale of Stock [Line Items]
Sale of stock price per share		$ 10.79	$ 10.68	$ 10.61
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold in initial public offering	6,900,000
Number of exercised shares	900,000
Sale of stock price per share	$ 10.00
Sale of stock, description of transaction	Each Unit will consist of one ordinary share and one Public Right. Each whole Public Right will entitle the holder to receive one-seventh (1/7) ordinary share upon consummation of initial business combination.